UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net (loss)/income	¥ 80,321	¥ (1,590,312)	¥ 292,038	¥ (1,304,144)
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Share-based compensation	283,046	202,887	447,961	301,812
Issuance of Class B ordinary shares to TECHWOLF LIMITED (Note 13)		1,506,362		1,506,362
Depreciation and amortization	59,748	35,139	98,022	55,464
Loss from disposal of property, equipment and software	7	42	85	49
Foreign exchange loss/(gain)	(4,694)	586	(10,136)	317
Amortization of right-of-use assets	68,979	43,453	106,479	68,076
Unrealized investment income	(2,229)	(1,294)	(14,291)	(6,359)
Changes in operating assets and liabilities:
Accounts receivable	(1,011)	4,404	(3,509)	6,260
Prepayments and other current assets	87,319	(98,442)	30,794	(278,684)
Amounts due from related parties	(2,968)	1,037	(3,435)	3,131
Other non-current assets				(4,000)
Accounts payable	17,974	62,080	(663)	12,651
Deferred revenue	20,486	670,129	80,099	679,370
Other payables and accrued liabilities	(64,074)	39,347	(71,523)	125,522
Operating lease liabilities	(61,956)	(38,875)	(104,422)	(59,356)
Net cash generated from operating activities	480,948	836,543	847,499	1,106,471
Cash flows from investing activities
Purchase of property, equipment and software	(173,207)	(81,374)	(280,672)	(163,765)
Proceeds from disposal of property, equipment and software	298	9	326	14
Purchase of short-term investments	(1,450,000)	(2,164,000)	(3,785,740)	(3,390,000)
Proceeds from maturity of short-term investments	1,525,000	2,078,000	1,975,000	2,748,000
Net cash used in investing activities	(97,909)	(167,365)	(2,091,086)	(805,751)
Cash flows from financing activities
Proceeds from IPO, net of issuance cost		6,423,798		6,406,872
Proceeds from exercise of share options	180,166		238,104	14,556
Net cash generated from/(used in) financing activities	(87,816)	6,412,214	(41,278)	6,409,844
Effect of exchange rate changes on cash and cash equivalents	537,116	9,364	1,101,863	47,598
Net increase in cash and cash equivalents	832,339	7,090,756	(183,002)	6,758,162
Cash and cash equivalents at beginning of the period	11,341,758	3,998,203	11,341,758	3,998,203
Cash and cash equivalents at end of the period	12,174,097	11,088,959	11,158,756	10,756,365
Supplemental cash flow disclosures
Cash paid for income tax	72,083		73,536
Supplemental schedule of non-cash investing and financing activities
Accretion on convertible redeemable preferred shares to redemption value		164,065		164,065
Unpaid consideration for share repurchase			67,150
Changes in payables for purchase of property, equipment and software	64,336	(1,895)	(537)	(21,221)
Class A ordinary shares
Cash flows from financing activities
Repurchase of ordinary shares	¥ (267,982)		¥ (279,382)
Class B ordinary shares
Cash flows from financing activities
Repurchase of ordinary shares		¥ (11,584)		¥ (11,584)